Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 6,983	$ 6,678	$ 9,672
Short-term investments	52,079	31,558	15
Financial assets at fair value through profit or loss	7,038	7,792	19,051
Total	66,100	46,028	$ 28,738	$ 10,757
Banco Nacion Argentina [member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments	$ 10,043	$ 5,084